UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal 2030 Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2030 Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments OCTOBER 31, 2016 (Unaudited)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	$1,000	$1,005,510
5.25%, 1/01/20	1,000	1,005,510
5.50%, 1/01/21	1,200	1,206,612
5.50%, 1/01/22	1,105	1,111,089
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM) (a):
0.00%, 10/01/31	7,375	3,685,877
0.00%, 10/01/32	6,295	2,917,732
0.00%, 10/01/33	1,275	552,662
University of South Alabama, Refunding RB, AGM:
5.00%, 11/01/29	1,105	1,340,277
5.00%, 11/01/30	2,000	2,412,460

		15,237,729
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	6,130	6,226,180
Arizona — 1.9%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 2/01/34	6,340	6,957,833
Series B, 5.00%, 2/01/33	1,810	2,005,028
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	575	648,847
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	575	607,936
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	1,043,500
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (b)	750	851,775
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 1/01/31 (c)	12,000	14,359,320

Municipal Bonds	Par (000)	Value
Arizona (continued)
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	$6,000	$6,505,680

		32,979,919
California — 11.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30 (a)	10,530	6,187,323
Azusa Unified School District, GO, Refunding (AGM):
4.00%, 8/01/30	4,420	5,006,755
4.00%, 8/01/31	4,825	5,420,984
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/27	750	811,492
Biola University, 5.00%, 10/01/29	660	757,079
Biola University, 5.00%, 10/01/30	500	571,085
Biola University, 4.00%, 10/01/33	2,500	2,615,250
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 8/15/30	1,000	1,159,030
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (b)	13,845	15,395,778
California State Public Works Board, RB, Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	6,099,674
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,762,020
California Statewide Communities Development Authority, Refunding RB, Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,777,925
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,128,800

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A (continued):
5.00%, 8/01/29	$1,300	$1,460,420
5.00%, 8/01/33	1,335	1,477,591
El Camino Community College District, GO, CAB, Election of 2002, Series C (a):
0.00%, 8/01/30	9,090	5,946,769
0.00%, 8/01/31	12,465	7,883,863
0.00%, 8/01/32	17,435	10,607,628
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.05%, 5/01/17 (d)	8,590	8,588,454
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,530,250
5.00%, 1/01/32	4,110	4,542,002
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 7/01/33	3,000	3,351,090
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,247,850
Monterey Peninsula Community College District, GO, Refunding, CAB (a):
0.00%, 8/01/30	3,500	2,289,735
0.00%, 8/01/31	5,940	3,718,084
Oakland Unified School District/Alameda County, GO, Series A:
5.00%, 8/01/30	1,000	1,207,570
5.00%, 8/01/32	1,100	1,313,928
5.00%, 8/01/33	1,000	1,188,430
Poway Unified School District, GO, Election of 2008, Series A (a):
0.00%, 8/01/27	10,000	7,515,300
0.00%, 8/01/30	10,000	6,497,900
0.00%, 8/01/32	12,500	7,453,375
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	10,209,800

Municipal Bonds	Par (000)	Value
California (continued)
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	$10,660	$11,674,939
4.00%, 8/01/32	12,010	13,098,827
4.00%, 8/01/33	5,665	6,163,917
San Diego Community College District, GO, CAB, Election of 2006, 0.00%, 8/01/30 (a)	5,000	2,846,800
State of California, GO, Refunding, 4.00%, 9/01/34	16,000	17,524,640
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Community Redevelopment Agency Projects, Series A:
5.00%, 10/01/32	1,355	1,624,225
5.00%, 10/01/33	3,000	3,577,560

		200,234,142
Colorado — 3.3%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	799,225
5.50%, 12/01/29	750	875,250
5.38%, 12/01/33	1,500	1,718,055
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (b)	1,000	1,039,060
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project, 5.00%, 8/15/30	1,000	1,137,210
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,749,806
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,289,320
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.00%, 6/01/29	3,455	3,934,934
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.00%, 6/01/30	3,140	3,548,608

2	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued):
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.00%, 6/01/31	$2,250	$2,532,038
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.00%, 6/01/32	1,500	1,676,145
Refunding RB, NCMC, Inc. Project, 4.00%, 5/15/30	2,860	3,145,542
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	525,295
Denver Convention Center Hotel Authority, Refunding RB, Senior, 5.00%, 12/01/30 (c)	2,000	2,296,640
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/26	1,000	1,188,800
5.00%, 12/01/27	1,500	1,778,100
5.00%, 12/01/28	1,500	1,765,200
5.00%, 12/01/30	1,350	1,569,078
5.00%, 12/01/31	1,500	1,734,360
5.00%, 12/01/33	1,000	1,144,280
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds (b):
4.10%, 12/01/24	5,080	5,277,510
4.20%, 12/01/25	5,280	5,484,600
4.50%, 12/01/30	4,305	4,455,804
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	538,820

		56,203,680
Connecticut — 0.7%
State of Connecticut, GO, Series D, 4.00%, 8/15/29	11,500	12,652,300
District of Columbia — 1.3%
District of Columbia, GO, Series A, 5.00%, 6/01/32	16,980	20,706,601

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/33	$1,700	$2,041,258

		22,747,859
Florida — 11.8%
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,489,388
City of North Miami Beach Florida, Refunding RB:
4.00%, 8/01/27	2,810	3,087,965
5.00%, 8/01/31	4,235	4,939,238
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	6,941,005
H. Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	10,553,100
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,688,950
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/33	3,760	4,324,038
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 4/01/30	600	675,054
5.00%, 4/01/33	740	822,133
County of Broward Florida School District, COP, Refunding, , Series A, 5.00%, 7/01/32	3,000	3,563,850
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,477,587
County of Miami-Dade Florida, Refunding RB:
Series B, 4.00%, 4/01/32	6,690	7,252,294
Sub-Series B, 5.00%, 10/01/32	5,000	5,733,750
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/33	5,000	5,852,350
County of Miami-Dade Florida School Board, COP, Refunding:
Series A, 5.00%, 5/01/32	10,000	11,465,400
Series A, 5.00%, 5/01/32	9,000	10,616,940

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida School Board, COP, Refunding (continued):
Series D, 5.00%, 2/01/29	$14,550	$17,438,175
County of Orange Florida School Board, COP, Refunding, Series C, 5.00%, 8/01/33	17,500	20,698,825
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	19,790	23,105,221
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (a):
0.00%, 6/01/29	2,295	1,736,902
0.00%, 6/01/30	2,000	1,467,940
0.00%, 6/01/31	1,295	921,082
0.00%, 6/01/32	2,495	1,720,327
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,262,520
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,155,180
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,168,722
4.50%, 11/01/31	3,200	3,491,168
4.50%, 11/01/32	2,300	2,496,052
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center:
5.00%, 11/15/26	250	297,063
5.00%, 11/15/27	375	443,153
5.00%, 11/15/28	500	584,275
5.00%, 11/15/30	1,000	1,158,150
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,551,788
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	2,660	2,919,456
5.00%, 5/01/32	5,685	6,292,158
Village Community Development District No. 5, Refunding, Special Assessment Bonds:
Phase I, 3.50%, 5/01/28	2,025	2,022,530
Phase I, 3.50%, 5/01/28	3,805	3,800,358

Municipal Bonds	Par (000)	Value
Florida (continued)
Village Community Development District No. 5, Refunding, Special Assessment Bonds (continued):
Phase II, 4.00%, 5/01/33	$1,180	$1,202,821
Phase II, 4.00%, 5/01/34	2,435	2,475,031
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,065	6,194,184

		203,086,123
Idaho — 0.6%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	10,000	10,677,400
Illinois — 14.3%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	5,000	5,623,200
Chicago O’Hare International Airport, Refunding RB:
5.00%, 1/01/33	6,940	8,113,693
5.00%, 1/01/34	7,850	9,133,789
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	10,000	10,195,300
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	10,647,447
4.00%, 1/01/32	10,790	11,037,415
4.00%, 1/01/33	11,220	11,445,410
4.00%, 1/01/35	9,135	9,296,872
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	5,328,750
4.00%, 1/01/29	28,425	29,733,687
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB (AGM), 5.00%, 1/01/30	730	827,017
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,755,367
4.00%, 12/01/31	1,715	1,850,262
4.00%, 12/01/32	1,800	1,933,578
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,638,750

4	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	$1,000	$1,196,990
DePaul University, Series A, 4.00%, 10/01/31	1,000	1,082,310
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,075,430
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,560	4,913,537
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,725,231
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,284,552
Presence Health Network, Series C, 5.00%, 2/15/30	12,000	13,455,240
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,924,230
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,436,756
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,479,599
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,663,850
The University of Chicago Medical Centre, Series B, 5.00%, 8/15/30 (c)	3,205	3,793,502
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A:
4.00%, 12/01/31	20,000	21,741,000
5.00%, 12/01/32	4,550	5,386,517
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,305	9,867,208
4.00%, 2/01/30	9,835	10,374,155

		246,960,644
Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,140	2,459,588

Municipal Bonds	Par (000)	Value
Indiana (continued)
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 3/01/46 (d)	$8,500	$9,958,940
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	24,327,799
Earlham College Project, 5.00%, 10/01/32	11,255	12,480,669
Northern Indiana Commuter Transportation District, RB:
5.00%, 7/01/32	1,000	1,183,290
5.00%, 7/01/33	1,400	1,651,412

		52,061,698
Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	18,754,560
5.25%, 12/01/25	14,345	14,961,692

		33,716,252
Kansas — 0.2%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A:
5.00%, 9/01/30	1,175	1,394,208
5.00%, 9/01/33	1,370	1,602,037

		2,996,245
Kentucky — 0.6%
County of Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,605,897
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Convertible Series C, 0.00%, 7/01/33 (e)	1,500	1,307,130
Series B, 0.00%, 7/01/30 (a)	1,230	679,883

		10,592,910
Louisiana — 3.1%
City of New Orleans Louisiana, Refunding RB:
5.00%, 12/01/27	1,500	1,777,305
5.00%, 12/01/29	1,000	1,166,330

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
City of Ruston Louisiana, RB (AGM):
5.00%, 6/01/29	$1,060	$1,275,477
5.00%, 6/01/30	1,000	1,195,840
5.00%, 6/01/31	1,020	1,213,117
5.00%, 6/01/32	1,225	1,448,991
Louisiana Public Facilities Authority, Refunding RB:
Entergy Louisiana, Series B, 3.50%, 6/01/30	6,190	6,334,289
Ochsner Clinic Foundation Project, 5.00%, 5/15/29	1,250	1,495,175
Ochsner Clinic Foundation Project, 5.00%, 5/15/30	1,000	1,183,960
Ochsner Clinic Foundation Project, 3.00%, 5/15/31	2,250	2,218,612
Ochsner Clinic Foundation Project, 5.00%, 5/15/32	1,500	1,748,595
Ochsner Clinic Foundation Project, 5.00%, 5/15/33	2,200	2,552,726
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/29	3,000	3,433,080
5.00%, 7/01/30	5,000	5,693,900
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	332,010
5.00%, 4/01/32	1,000	1,101,810
5.00%, 4/01/33	1,575	1,731,524
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,174,018
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,833,911
5.25%, 5/15/32	4,375	4,971,837
5.25%, 5/15/33	4,750	5,361,372
5.25%, 5/15/35	1,500	1,690,485

		53,934,364
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation, 5.00%, 7/01/33	5,000	5,517,300

Municipal Bonds	Par (000)	Value
Maryland — 1.4%
Anne Arundel County Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	$700	$721,028
4.90%, 7/01/30	1,315	1,360,262
Maryland EDC, RB, Purple Line Light Rail Project, AMT, 5.00%, 3/31/30	1,325	1,548,342
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	3,225	3,272,375
Salisbury University Project, 5.00%, 6/01/34	500	549,915
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 1/01/31 (c)	2,865	3,324,231
Charlestown Community, Series A, 5.00%, 1/01/32 (c)	3,010	3,476,129
Charlestown Community, Series A, 5.00%, 1/01/33 (c)	3,165	3,632,376
Lifebridge Health Issue, 5.00%, 7/01/31 (c)	350	411,761
Lifebridge Health Issue, 5.00%, 7/01/32 (c)	360	420,224
Lifebridge Health Issue, 5.00%, 7/01/33 (c)	385	448,005
Meritus Medical Center, 5.00%, 7/01/29	2,200	2,541,704
Meritus Medical Center, 5.00%, 7/01/31	1,400	1,596,182
Meritus Medical Center, 5.00%, 7/01/33	1,200	1,361,340

		24,663,874
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A:
5.00%, 10/01/30	780	910,751
5.00%, 10/01/31	3,635	4,210,566
5.00%, 10/01/32	980	1,127,961
5.00%, 10/01/33	1,285	1,474,293

6	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	$7,645	$8,400,173

		16,123,744
Michigan — 1.5%
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 6/01/33	2,750	3,183,098
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,736,431
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,630,482
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 7/01/31	2,070	2,452,288
5.00%, 7/01/32	1,430	1,685,484
State of Michigan, Refunding RB, 5.00%, 3/15/27	3,750	4,677,112

		25,364,895
Minnesota — 0.2%
Sartell-St Stephen Independent School District No. 748, GO, Series B (a):
0.00%, 2/01/30	1,850	1,271,542
0.00%, 2/01/31	2,190	1,441,195
0.00%, 2/01/32	1,450	921,055

		3,633,792
Mississippi — 2.6%
Mississippi Business Finance Corp., RB, Series K, 0.52%, 11/01/35 (d)	22,100	22,100,000
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 3/01/30	2,280	2,666,939
5.00%, 3/01/31	1,595	1,857,409
5.00%, 3/01/32	2,000	2,318,140
5.00%, 3/01/33	1,275	1,471,095

Municipal Bonds	Par (000)	Value
Mississippi (continued)
State of Mississippi, RB, Series E, 5.00%, 10/15/33	$12,225	$14,205,450

		44,619,033
Missouri — 0.7%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,136,670
St. Louis College of Pharmacy, 5.00%, 5/01/30	3,000	3,314,040
The Children’s Mercy Hospital, 5.00%, 5/15/29	500	598,070
The Children’s Mercy Hospital, 5.00%, 5/15/30	915	1,087,542
The Children’s Mercy Hospital, 5.00%, 5/15/31	1,175	1,390,072
The Children’s Mercy Hospital, 4.00%, 5/15/32	1,680	1,782,614
The Children’s Mercy Hospital, 4.00%, 5/15/33	2,000	2,107,040

		12,416,048
Nebraska — 1.3%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,992,311
Gas Project No. 3, 5.00%, 9/01/32	4,500	5,088,690
Public Power Generation Agency, Refunding RB, 5.00%, 1/01/32	7,630	8,936,943

		22,017,944
New Hampshire — 0.6%
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	4,350	4,658,763
4.00%, 8/01/35	4,745	5,058,312

		9,717,075
New Jersey — 13.8%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,624,707
5.00%, 11/01/22	1,890	2,028,821
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,689,450

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	$12,230	$13,597,803
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,506,201
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,991,656
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,346,574
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/23	13,000	14,573,910
Cigarette Tax, 5.00%, 6/15/26	10,610	11,686,384
Cigarette Tax, 4.25%, 6/15/27	16,500	17,193,000
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	7,016,602
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,804,450
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/29	2,900	3,501,112
Princeton HealthCare System, 5.00%, 7/01/30	2,400	2,880,384
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/30 (c)	11,245	13,295,188
St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	3,247,890
St. Joseph Health System, 5.00%, 7/01/28	1,500	1,755,570
St. Joseph Health System, 5.00%, 7/01/29	1,250	1,452,138
St. Joseph Health System, 5.00%, 7/01/30	1,100	1,258,543
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/22	1,275	1,451,830
5.00%, 12/01/23	3,475	4,007,856
5.00%, 12/01/24	6,000	6,962,460
5.00%, 12/01/25	5,500	6,420,315

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT (continued):
5.00%, 12/01/26	$2,250	$2,615,603
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	5,755	6,008,162
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28 (c)	3,365	3,766,949
Transportation Program, Series AA, 5.25%, 6/15/27	4,225	4,879,241
Transportation Program, Series AA, 5.25%, 6/15/28	4,500	5,155,290
Transportation System, CAB, Series A, 0.00%, 12/15/28 (a)	41,000	25,230,170
Transportation System, CAB, Series A, 0.00%, 12/15/29 (a)	18,000	10,530,000
Transportation System, Series AA, 4.00%, 6/15/30	13,315	13,563,058
Transportation System, Series C, 5.25%, 6/15/32	10,000	11,190,000
Transportation System, Series D, 5.00%, 6/15/32	5,000	5,496,400
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	6,067,250
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	565,340
5.00%, 11/01/34	500	563,455
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,190	3,234,596
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/29	1,750	2,056,618
5.00%, 7/15/30	2,000	2,341,460
5.00%, 7/15/31	1,450	1,689,323

8	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Township of Irvington New Jersey, GO, Refunding, Series A (AGM) (continued):
5.00%, 7/15/32	$835	$968,400

		237,214,159
New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RB, AMT:
Education Loan Series A-1, 3.75%, 9/01/31	6,250	6,471,437
Education Loan Series A-2, 3.80%, 11/01/32	5,850	6,047,204
Education Loan Series A-2, 3.80%, 9/01/33	5,000	5,151,300

		17,669,941
New York — 3.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (b)	900	975,591
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 0.53%, 8/01/43 (d)	22,500	22,500,000
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 7/01/32	5,500	5,705,810
4.00%, 7/01/33	6,000	6,210,180
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	3,080	3,365,516
5.00%, 8/01/31	3,465	3,698,749
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/22 (f)	9,115	10,722,521
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/26	4,000	3,992,600

		57,170,967
North Carolina — 0.6%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,898,583

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB (continued):
Mission Health Combined Group, 4.00%, 10/01/31	$1,250	$1,367,737
Mission Health Combined Group, 5.00%, 10/01/32	3,700	4,471,746
Mission Health Combined Group, 4.00%, 10/01/33	1,500	1,623,795

		9,361,861
Ohio — 1.1%
American Municipal Power, Inc., RB, Meldahl Hydroelectric Project, Green Bond, Series A:
5.00%, 2/15/29	700	843,192
5.00%, 2/15/30	885	1,056,823
5.00%, 2/15/31	800	950,968
5.00%, 2/15/32	1,000	1,180,600
5.00%, 2/15/33	1,195	1,406,539
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	533,905
5.63%, 7/01/32	1,000	1,068,340
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,474,745
Ohio Air Quality Development Authority, Refunding RB, AMT, 3.95%, 11/01/32 (d)	1,500	1,316,445
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,892,913
5.00%, 12/31/30	2,400	2,769,768

		18,494,238
Oklahoma — 1.0%
County of Cleveland Educational Facilities Authority, LRB, Moore Public Schools Project, 5.00%, 6/01/18	200	212,306
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	935	961,816
5.00%, 4/01/29	1,500	1,562,715
5.00%, 4/01/33	1,050	1,088,735
Norman Regional Hospital Authority, Refunding RB (c):
5.00%, 9/01/27	2,100	2,481,234
5.00%, 9/01/28	2,000	2,341,920
5.00%, 9/01/29	2,150	2,494,430

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Norman Regional Hospital Authority, Refunding RB (c) (continued):
5.00%, 9/01/30	$5,130	$5,911,196

		17,054,352
Pennsylvania — 14.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,477,987
5.00%, 5/01/28	5,000	5,517,800
5.00%, 5/01/29	3,745	4,110,924
5.00%, 5/01/30	5,300	5,791,628
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A, 5.00%, 12/01/30	2,180	2,291,834
County of Allegheny Higher Education Building Authority, Refunding RB, Duquesne University, 4.00%, 3/01/21	350	387,356
County of Beaver Pennsylvania IDA, Refunding RB (d):
First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35	6,790	5,831,795
Series A, 4.00%, 1/01/35	9,765	8,224,571
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 1/01/22	750	822,023
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/27	1,275	1,370,510
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/32	3,350	3,562,825
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/29	1,300	1,506,414
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/30	2,675	3,080,771
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 6/01/31	2,275	2,447,490
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University:
4.00%, 12/01/30	1,000	1,122,520

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University (continued):
4.00%, 12/01/31	$1,000	$1,115,940
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, 3.00%, 8/15/30	2,535	2,462,195
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network:
4.00%, 7/01/33	27,535	28,827,493
Series A, 5.00%, 7/01/30	800	956,352
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,847,750
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/33	15,015	17,264,097
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/29	3,250	3,671,752
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/30	6,185	6,946,188
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 1/01/30	2,000	2,084,240
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	14,823,040
County of Westmoreland Municipal Authority, Refunding RB (BAM):
5.00%, 8/15/27	1,500	1,806,045
5.00%, 8/15/28	3,000	3,576,390
Geisinger Authority, Refunding RB, Series A, Geisinger Health System (Wells Fargo Bank NA SBPA), 0.47%, 5/15/35 (d)	9,000	9,000,000
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/34	5,000	5,619,100
The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/29	5,000	5,797,150

10	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT (continued):
The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/30	$13,100	$15,105,610
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center:
5.00%, 3/15/30	5,250	6,290,130
5.00%, 3/15/31	4,500	5,391,540
Pennsylvania Higher Educational Facilities Authority, RB:
Series AT, 5.00%, 6/15/30	7,910	9,449,761
Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,734,837
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 5/01/30	425	506,035
Drexel University, 5.00%, 5/01/31	1,000	1,185,450
Drexel University, 5.00%, 5/01/32	1,750	2,062,813
Drexel University, 5.00%, 5/01/33	3,320	3,895,323
La Salle University, 4.00%, 5/01/32	3,000	3,096,960
Pennsylvania Turnpike Commission, RB, Series A-1, 5.00%, 12/01/33	8,990	10,502,118
Pennsylvania Turnpike Commission, Refunding RB, Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,970,100
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,515,742
5.00%, 4/01/28	8,000	8,714,880
5.00%, 4/01/29	6,000	6,516,780
5.00%, 4/01/30	5,500	5,960,185
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 7/01/30	1,280	1,406,797
5.00%, 7/01/30	825	922,020

		257,571,261

Municipal Bonds	Par (000)	Value
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 5/15/30	$1,500	$1,744,545
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	13,260,240
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 6/01/28	2,750	3,110,085
5.00%, 6/01/29	4,500	5,035,275
5.00%, 6/01/30	4,215	4,685,394

		27,835,539
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 5/01/28	2,000	2,105,420
Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33	1,500	1,680,240
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	7,051,207
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/31	1,300	1,546,766

		10,278,213
Texas — 21.7%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/30	1,600	1,859,792
5.00%, 1/01/31	1,175	1,357,008
5.00%, 1/01/33	1,500	1,716,315
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/32	12,500	14,402,500
5.00%, 8/15/33	14,000	16,088,660
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A, 4.00%, 9/01/30	11,170	12,063,041

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	$2,665	$2,978,164
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,974,307
Clifton Higher Education Finance Corp., Refunding RB:
Idea Public Schools, Series A (PSF- GTD), 4.00%, 8/15/31	1,250	1,374,238
Idea Public Schools, Series A (PSF- GTD), 4.00%, 8/15/33	1,200	1,306,416
Uplift Education, Series A, 3.10%, 12/01/22	915	922,073
Uplift Education, Series A, 3.95%, 12/01/32	1,800	1,801,890
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 8/15/33	12,325	13,198,473
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	621,110
6.38%, 1/01/33	460	588,078
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Brazos Presbyterian Homes, Inc. Project, Series A, 5.00%, 1/01/33	1,090	1,148,075
Memorial Hermann Health System, Series A, 4.00%, 12/01/31	18,000	19,127,520
Methodist Hospital, Sub-Series C-1, 0.53%, 12/01/24 (d)	33,325	33,325,000
YMCA of the Greater Houston Area, Series A, 5.00%, 6/01/28	1,500	1,681,785
YMCA of the Greater Houston Area, Series A, 5.00%, 6/01/33	3,000	3,284,610
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	35,209,790
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	11,106,900
Series B-2, 4.00%, 6/01/30	12,895	13,795,845

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
0.00%, 9/15/31	$6,235	$3,770,679
0.00%, 9/15/32	15,135	8,689,155
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,787,540
4.00%, 11/15/32	15,420	16,170,337
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,149,290
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD) (a):
0.00%, 8/15/31	1,200	725,112
0.00%, 8/15/32	2,000	1,147,300
0.00%, 8/15/33	4,485	2,454,730
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	10,621,938
4.00%, 5/15/32	5,635	6,003,473
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 4/01/29	2,290	2,529,923
Stephenville LLC Tarleton State University Project, 5.38%, 4/01/28	1,150	1,301,858
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/24	420	480,278
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/25	240	275,657
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/29	725	803,467
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,840,144
North Texas Tollway Authority, Refunding RB, Series A:
2nd Tier, 5.00%, 1/01/33	10,000	11,635,400
5.00%, 1/01/30	8,500	10,215,470

12	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	$745	$798,089
5.50%, 1/01/32	1,000	1,090,270
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/23	3,100	3,816,565
Texas A&M University, Refunding RB, Financing System, Series B, 5.00%, 5/15/22	5,000	5,992,750
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	18,000	20,224,080
5.00%, 12/15/31	25,000	28,014,250
Texas Public Finance Authority, Refunding RB, Midwestern State University:
4.00%, 12/01/29	2,000	2,247,700
4.00%, 12/01/30	2,000	2,228,140
4.00%, 12/01/31	1,650	1,824,388
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier:
5.00%, 10/01/22	5,000	6,039,900
Series A, 5.00%, 4/01/22	5,000	5,965,300
University of Texas System, Refunding RB, Financing System, Series C:
5.00%, 8/15/19	10,000	11,100,300
5.00%, 8/15/20	7,410	8,480,226

		374,355,299
Utah — 0.9%
Utah Transit Authority, Refunding RB, Subordinate:
4.00%, 12/15/30	7,000	7,741,440
4.00%, 12/15/31	7,750	8,508,958

		16,250,398
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,586,024
Virginia — 1.1%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,133,680
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,132,450

Municipal Bonds	Par (000)	Value
Virginia (continued)
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A (continued):
4.50%, 7/01/32	$1,100	$1,142,856
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33	5,445	5,772,680
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	514,740
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 7/01/30 (b)	2,000	2,258,020
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,241,055

		19,195,481
Washington — 3.2%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,042,866
5.00%, 9/01/27	1,000	1,064,900
5.25%, 9/01/32	1,850	1,944,591
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	5,360,700
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,956,458
5.00%, 12/01/32	5,895	6,681,039
5.00%, 9/01/33	4,665	5,275,042
State of Washington, COP, State & Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	3,605	3,923,790
4.00%, 7/01/30	4,290	4,644,440
4.00%, 7/01/31	4,470	4,813,519
4.00%, 7/01/32	4,590	4,921,444
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 1/01/32	1,140	1,355,916
5.00%, 1/01/33	3,345	3,958,540

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB, Herons Key Senior Living, Series B-2, 4.88%, 1/01/22 (b)	$600	$600,900
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 7/01/28	1,000	1,125,790
5.00%, 7/01/33	1,100	1,215,192
WBRP 3.2, RB, Series A, 5.00%, 1/01/31	1,000	1,195,410

		55,080,537
Wisconsin — 2.1%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	6,690	7,324,814
Waste Management, Inc. Project, 2.63%, 11/01/25	3,000	2,983,320
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	2,250	2,486,610
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	4,058,894
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,226,806
Marquette University, 4.00%, 10/01/32	4,520	4,823,925
The Monroe Clinic, Inc., 5.00%, 2/15/28	500	596,655
The Monroe Clinic, Inc., 5.00%, 2/15/29	575	680,489
The Monroe Clinic, Inc., 5.00%, 2/15/30	500	587,710
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 9/01/32	9,000	8,854,560

		36,623,783
Total Municipal Bonds - 132.4%		2,283,228,623

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Colorado — 5.0%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT (h):
4.25%, 11/15/29	$33,820	$36,396,553
4.25%, 11/15/30	35,210	37,892,450
4.25%, 11/15/31	8,085	8,700,950
4.25%, 11/15/32	2,230	2,399,891

		85,389,844
Florida — 5.8%
County of Broward Florida, ARB, Series Q-1 (h):
4.00%, 10/01/29	17,200	18,424,142
4.00%, 10/01/30	18,095	19,382,840
4.00%, 10/01/31	18,820	20,159,439
4.00%, 10/01/32	19,575	20,968,173
4.00%, 10/01/33	20,355	21,803,687

		100,738,281
Iowa — 2.6%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,623,587
4.00%, 9/01/29	6,524	7,005,602
4.00%, 9/01/30	6,324	6,790,871
4.00%, 9/01/31	8,649	9,287,120
4.00%, 9/01/32	7,749	8,320,830
4.00%, 9/01/33	9,374	10,065,521

		45,093,531
Texas — 9.6%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	16,089,381
4.00%, 9/15/31	19,475	20,889,380
4.00%, 9/15/32	18,075	19,387,704
4.00%, 9/15/33	11,000	11,798,879
4.00%, 9/15/34	11,885	12,748,153
4.00%, 9/15/35	4,500	4,826,814
Dallas Fort Worth International Airport, Refunding RB, AMT (h):
Series E, 4.00%, 11/01/32	6,915	7,591,966
Series E, 4.13%, 11/01/35	10,435	11,456,568
Series F, 5.00%, 11/01/29	12,820	14,075,055
Series F, 5.00%, 11/01/30	15,565	17,088,786
Series F, 5.00%, 11/01/31	10,000	10,978,982

14	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, AMT (h) (continued):
Series F, 5.00%, 11/01/32	$17,170	$18,850,912

		165,782,580
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 23.0%		397,004,236
Total Long-Term Investments (Cost — $2,586,627,704) — 155.4%		2,680,232,859
Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (i)(j)	506,148	506,198

Short-Term Securities	Par (000)	Value
County of Harris Texas, 0.91%, 12/05/16	$18,000	$18,000,000
Total Short-Term Securities (Cost — $18,506,151) — 1.1%		18,506,198
Total Investments (Cost — $2,605,133,855*) — 156.5%		2,698,739,057
Liabilities in Excess of Other Assets — (2.3)%		(39,838,024)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.7)%		(184,374,964)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.5)%		(749,556,721)

Net Assets Applicable to Common Shares — 100.0%		$1,724,969,348

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,428,880,018

Gross unrealized appreciation	$107,884,453
Gross unrealized depreciation	(22,140,330)

Net unrealized appreciation	$85,744,123

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Variable rate security. Rate as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 1, 2018 to November 15, 2020, is $128,621,860.

(i)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	96,809,834	(96,303,686)	$506,148	$506,198	$43,177

(j)	Current yield as of period end.

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	MRB	Mortgage Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	EDC	Economic Development Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	PSF-GTD	Permanent School Fund Guaranteed
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	RB	Revenue Bonds
BAM	Build America Mutual Assurance Co.	ISD	Independent School District	SBPA	Stand-by Bond Purchase Agreements
CAB	Capital Appreciation Bonds	LRB	Lease Revenue Bonds	S/F	Single-Family
COP	Certificates of Participation	M/F	Multi-Family

16	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,680,232,859	—	$2,680,232,859
Short-Term Securities	$506,198	18,000,000	—	18,506,198

Total	$506,198	$2,698,232,859	—	$2,698,739,057

[1] See above Schedule of Investments for values in each state or political sub-division.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(913,524)	—	$(913,524)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
TOB Trust Certificates	—	(184,114,916)	—	(184,114,916)

Total	—	$(935,028,440)	—	$(935,028,440)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST	OCTOBER 31, 2016	17

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2030 Target Term Trust

Date: December 20, 2016